Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 14,287	$ 2,071	¥ 12,050
Allowance for credit losses	(2,554)	(370)	(2,069)	$ (300)	¥ (1,320)	¥ (928)
Accounts receivable, net	¥ 11,733	$ 1,701	¥ 9,981